DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a)   The Company and its Operations

Telecom Argentina was created through the privatization of ENTel, the state-owned company that provided telecommunication services in Argentina.

Telecom Argentina’s license, as originally granted, was exclusive to provide telephone services in the northern region of Argentina since November 8, 1990 through October 10, 1999. As from such date, the Company also began providing telephone services in all the country.

In November 2017, the Company merged between Telecom Personal, so, since that date, it provides directly mobile telecommunications services. Additionally, as a consequence of the merger with Cablevisión (accounted for as a reverse acquisition), since January 1, 2018, the operations that Cablevisión developed as of December 31, 2017, which mainly consisted in the provision of cable television services through networks installed in different localities in Argentina and Uruguay, are developed by the Company.

Therefore, the Company mainly provides fixed and mobile telephony services, cable television services, data and Internet services in Argentina. Additionally, through its subsidiaries, it also provides diverse ICT Services in Uruguay, Paraguay, and in the United States of America (“USA”).

Information on Telecom’s licenses and on the regulatory framework is described under Note 2 to these consolidated financial statements.

As of December 31, 2021, the following are the subsidiaries included in the consolidation process and the respective equity interest owned by Telecom Argentina:

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Distribution of television and audio signals direct to home services	Paraguay	67.50%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (a)	Holding	Uruguay	100.00%
AVC Continente Audiovisual (b)	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%
Personal Smarthome S.A. (c)	Security solutions and services	Argentina	100.00%
Opalker S.A. (d)	Cybersecurity and related services	Uruguay	100.00%

(a)	Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. (See Note 3 d.4) to these consolidated financial statements).
(b)	On October 27, 2021, Telecom acquired the remaining 40% of AVC Continente Audiovisual's capital stock. For further information, see Note 3.d.1.b) to these consolidated financial statements.
(c)	Company started on December 30, 2020 and registered in the IGJ on June 9, 2021 As of December 31, 2021 is a dormant entity.
(d)	Company acquired on July 27, 2021. For further information, see Note 3.d.1.f) to these consolidated financial statements.

On July 15, 2020 the Company entered into a trust agreement with TMF Trust Company (100% interest in capital stock) until November 5, 2020, date in which its term was finalized. As a result, consolidated operations of the Company for the year ended December 31, 2020 includes those operations carried out by the Trust during its term. For further information, see Note 13 to these consolidated financial statements.

b)   Segment information

An operating segment is defined as a component of an entity that may earn revenues and incur expenses, and whose financial information is available, held separately, and evaluated regularly by the chief operating decision maker. In the case of the Company, the Executive Committee and the Chief Executive Officer (“CEO”) are responsible for controlling recourses and for the economic and financial performance of Telecom.

The Executive Committee and the CEO have a strategic and operational vision of Telecom as a single business unit in Argentina, according to the current regulatory context of the converged ICT services industry (adding to the same segment both the activities related to the mobile services, internet services, cable television and fixed telephony services, services governed by the same regulatory framework of ICT services). To exercise its functions, both the Executive Committee and the CEO receive periodically the economic-financial information of Telecom Argentina and its subsidiaries (in current currency as of the date of each transaction), that is prepared as a single segment and evaluate the evolution of business as a unit of generation of results, administrating the resources in a unique way to achieve the objectives. Regarding to costs, they are not specifically appropriate to a type of service, considering that the Company has a single payroll and operating expenses that affect all services in general (non-specific). On the other hand, decisions on CAPEX affect all the types of services provided by Telecom in Argentina and not specifically to one of them. Based on what was previously described and under the accounting principles (provided by IFRS as issued by the IASB), it was defined that the Company has a single segment of operations in Argentina.

Telecom carries out activities abroad (Paraguay, United States of America and Uruguay). These operations are not analyzed as a separate segment by the Executive Committee and the CEO, who analyze the consolidated information of companies in Argentina and abroad (in current currency as of the date of each transaction), considering that the activities of foreign companies are not significant for Telecom. Operations carried out abroad by Telecom do not meet the aggregation criteria established by the standard to be grouped within the "Services rendered in Argentina" segment, and considering that they do not exceed any of the quantitative thresholds identified in the standard to qualify as reportable segments, they are grouped within the category "Other abroad segments".

The Executive Committee and the CEO evaluate the profitability for each reportable segment based on the measure of the Adjusted EBITDA. Adjusted EBITDA is defined as our net (loss) income less income taxes, financial results, Earnings (losses) from associates, depreciation, amortization and impairment of fixed assets.

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2021, 2020 and 2019.

◻	Consolidated Income Statement as of December 31, 2021

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	332,816	63,403	396,219	26,215	5,067	31,282	(2,008)	425,493
Operating costs without depreciation, amortization and impairment of fixed assets	(229,554)	(46,552)	(276,106)	(15,514)	(3,114)	(18,628)	2,008	(292,726)
Adjusted EBITDA	103,262	16,851	120,113	10,701	1,953	12,654	—	132,767

Depreciation, amortization and impairment of fixed assets								(135,554)
Operating loss								(2,787)
Earnings from associates								395
Debt financial expenses								28,700
Other financial results, net								16,949
Income before income tax expense								43,257
Income tax expense								(33,317)
Net Income								9,940

Attributable to:
Controlling Company								8,665
Non-controlling interest								1,275
								9,940

◻	Consolidated Income Statement as of December 31, 2020

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	240,325	185,042	425,367	18,183	13,811	31,994	(2,127)	455,234
Operating costs without depreciation, amortization and impairment of fixed assets	(158,901)	(123,028)	(281,929)	(11,419)	(8,712)	(20,131)	2,127	(299,933)
Adjusted EBITDA	81,424	62,014	143,438	6,764	5,099	11,863	—	155,301
Depreciation, amortization and impairment of fixed assets								(124,669)
Operating Income								30,632

Earnings from associates								749
Debt financial expenses								(37,280)
Other financial results, net								10,649
Income before income tax expense								4,750
Income tax expense								(12,454)
Net loss								(7,704)

Attributable to:
Controlling Company								(8,626)
Non-controlling interest								922
								(7,704)

◻	Consolidated Income Statement as of December 31, 2019

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	182,233	274,494	456,727	12,931	19,924	32,855	(2,515)	487,067
Operating costs without depreciation, amortization and impairment of fixed assets	(121,682)	(186,711)	(308,393)	(8,946)	(13,842)	(22,788)	2,515	(328,666)
Adjusted EBITDA	60,551	87,783	148,334	3,985	6,082	10,067	—	158,401
Depreciation, amortization and impairment of fixed assets								(125,944)
Operating Income								32,457

Losses from associates								(385)
Debt financial expenses								(34,229)
Other financial results, net								23,284
Income before income tax expense								21,127
Income tax benefit								(29,116)
Net loss								(7,989)

Attributable to:
Controlling Company								(9,034)
Non-controlling interest								1,045
								(7,989)

Additional information per geographical area required under IFRS 8 (Operating Segments) is disclosed below:

	As of December 31
	2021	2020	2019
Sales revenues from customers located in Argentina	394,781	423,580	454,269
Sales revenues from foreign customers	30,712	31,654	32,798

CAPEX corresponding to the segment “Services rendered in Argentina	78,593	75,599	124,088
CAPEX corresponding to the segment “Other abroad segments”	6,957	8,525	10,486

Fixed assets corresponding to the segment “Services rendered in Argentina”	974,315	1,008,512	1,034,134
Fixed assets corresponding to the segment “Other abroad segments”	33,608	39,882	40,985

Financial Debt corresponding to the segment “Services rendered in Argentina”	259,403	293,562	303,919
Financial Debt corresponding to the segment “Other abroad segments”	7,518	8,623	8,421

c)   Basis of Presentation

As required by the CNV, these consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB. IFRS also includes the International Accounting Standards or “IAS”; the International Financial Reporting Interpretations Committee or “IFRIC”, the Standard Interpretations Committee or “SIC” and the conceptual framework.

The preparation of these consolidated financial statements in conformity with IFRS requires that the Company's Management make estimates that affect the figures disclosed in the financial statements or its supplementary information. Actual results may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where estimates are significant are disclosed under Note 3.v) to these consolidated financial statements.

These consolidated financial statements (except for the statement of cash flows) are prepared in current currency as of December 31, 2021 (see item e) and on an accrual basis of accounting (except for the consolidated statement of cash flows). Under this basis, the effects of transactions are recognized when they occur. Therefore, income and expenses are initially recognized at fair value on an accrual basis regardless of when they are received or paid. When significant, the difference between the fair value and the nominal amount of income and expenses is recognized as finance income or expense using the effective interest method.

The figures as of  December 31, 2020 and for the years ended December 31, 2020 and 2019, which are disclosed in these consolidated financial statements for comparative purposes, are a result of restating the financial statements as of such dates to values in constant currency as of December 31, 2021. This is as consequence of the restatement process of the financial information described in point e). When applicable, certain reclassifications were made for comparative purposes.

These consolidated financial statements as of December 31, 2021, were approved by resolution of the Board of Directors’ meeting held on March 9, 2022.

d)   Consolidated Financial Statement Formats

The financial statement formats adopted are consistent with IAS 1. In particular:

●	the consolidated statements of financial position have been prepared by classifying assets and liabilities according to the “current and non-current” criterion. Current assets and liabilities are those that are expected to be realized/settled within twelve months after the year-end;
●	the consolidated income statements have been prepared by classifying operating expenses by nature of expense as this form of presentation represents the way that the business is monitored by the Executive Committee and the CEO and, additionally, are in line with the usual presentation of expenses in the ICT services industry;
●	the consolidated statements of comprehensive income include the profit (or loss) for the year as shown in the consolidated income statement and all components of other comprehensive income;
●	the consolidated statements of changes in equity have been prepared showing separately (i) income (loss) for the year, (ii) other comprehensive income (loss) for the year, and (iii) transactions with shareholders (owners and non-controlling interest), if applicable;
●	the consolidated statements of cash flows have been prepared by presenting cash flows from operating activities according to the “indirect method”, as permitted by IAS 7.

These consolidated financial statements contain all disclosures required under IFRS. Some additional disclosures required by the LGS and/or by the CNV have been also included.

e)   Financial reporting in hyperinflationary economies

IAS 29 establishes the conditions under which an entity shall state its financial statements in terms of the measuring unit current at the closing date of the latest reporting period if it operates in an economic environment considered “hyperinflationary”.

To determine the existence of a highly inflationary economy under the terms of IAS 29, the standard details a series of factors to consider, including a cumulative inflation rate over three years that is close to or exceeds 100%.

The macroeconomic events that have taken place in the country during 2018 and the three-year accumulated inflation rate as of December 31, 2018, that reached 147.8%, showed the compliance with the qualitative and quantitative factors provided for in IAS 29 to consider Argentina as a highly inflationary economy for accounting purposes. On the other hand, FACPCE issued Resolution No. 539/18 on September 29, 2018 which defined the need to restate the financial statements of Argentine companies for reporting periods ended after July 1, 2018, establishing specific issues in relation to the restatement for inflation such as, for example, the indexes to be used (resolution approved on October 10, 2018, by the CPCECABA through Resolution No. 107/18).

In addition, Law No. 27,468 amended Section 10 of Law No. 23,928, as amended, providing that the repeal of all the laws and regulations that establish or authorize price indexation, currency restatement, cost variance and any other form of restatement of debts, taxes, prices or fees related to property, works or services does not apply to financial statements, which remain subject to Section 62 of the General Associations Law, as amended. In addition, it repealed Decree No. 1,269/02, as amended, and delegated on the PEN, through its oversight agencies, the power to set the date as from which those regulations will come into effect in relation to the financial statements that are presented to them. Therefore, through Resolution No. 777/18, CNV established the method to restate financial statements in current currency in accordance with IAS 29 for years/periods ended since December 31, 2018. According to this, these consolidated financial statements are restated in terms of current currency as of December 31, 2021.

In relation to the inflation index to be used, according to Resolution No. 539/18, it was determined according to the Internal Wholesale Price Index (IWPI) until the year 2016, considering for the months of November and December 2015 the average variation of the Consumer Price Index (CPI) of the City of Buenos Aires. Then, from January 2017, the National Consumer Price Index (National CPI) was considered.

The table below show the evolution of the National CPI in the last three years according to official statistics (INDEC) and following the guidelines provided by Resolution No. 539/18, as well as the devaluation of the argentine peso against the US dollar for the same years:

	As of December 31,	As of December 31,	As of December 31,
	2019	2020	2021

National Consumer Price Index (December 2016=100)	284.44	385.88	582.46

Variation in Prices
Annual	53.8%	36.1%	50.9%
Accumulated 3 years	183.2%	209.2%	216.1%

Banco Nación US$/$ exchange rate	59.89	84.15	102.72

Variation in the exchange rate
Annual	58.9%	40.5%	22.1%
Accumulated 3 years	276.9%	351.2%	172.5%

Below is a summary of the effect of applying IAS 29:

Restatement of the Statement of Financial Position and the Statement of Changes in Equity

The Company restated all the non-monetary items in order to reflect the impact of the inflation restatement reporting in terms of the measuring unit current as of December 31, 2019. Consequently, the main items restated were PP&E, Intangible assets, Rights of Use Assets, Goodwill, Inventories, certain Investments in associates and the Equity items. Each item must be restated since the date of the initial recognition in the Company's Equity or since the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2021.

Restatement of the Income Statement and the Statement of Cash Flows

In the Income Statement, items must be restated from the dates when the items of income and expense were originally recorded. The Company shall apply the variations in monthly general price index.

Financial results related to foreign currency exchange and accrued interest are determined in real terms, excluding the inflationary effect contained therein.

The effect of inflation on the monetary position is included in the Income Statement under Other financial results, net.

The items of the Statement of Cash Flows must also be restated in terms of the measuring unit current at the closing date. IAS 29 para 33 states that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting period. The restatement effect has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Investments in Foreign Companies

The subsidiaries, associates and companies under common control that use functional currencies other than the Argentine peso (mainly foreign companies with economies that are not considered to be hyperinflationary), must not restate for inflation their financial statements, in accordance with IAS 29.

Notwithstanding, and only for reporting and consolidation purposes, the comparative figures presented in Argentine pesos in the Income Statement corresponding to the current year and the previous year must be stated using the exchange rates at the transaction date. In addition, the initial items of the Statement of Changes in Equity must be reported at the closing rate without modifying its total amount due to the fact that it is translated into the closing exchange rate, which implies that a translation adjustment is recognized against Retained Earnings and Other Comprehensive Results.